Summary of Significant Accounting Policies - Allowance for Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts as of beginning balance	$ 440	$ 576
Additions (recoveries)	315	(54)
Deductions - write offs	(227)	(82)
Allowance for doubtful accounts as of ending balance	$ 528	$ 440